Investment Objectives and Goals - Polen Focus Growth ETF	Jul. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Polen Focus Growth ETF (the “Fund”) seeks to achieve long-term growth of capital.